DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
February 28, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 97.3%
Austria — 0.3%
Erste Group Bank AG
16,712 1,120,612
OMV AG
7,984 351,331
Verbund AG
3,459 261,221
(Cost $1,402,711)
1,733,164
Belgium — 1.1%
Ageas SA/NV
8,183 446,927
Anheuser-Busch InBev SA/NV
48,819 2,919,028
D'ieteren Group
1,316 218,288
Groupe Bruxelles Lambert NV
4,629 329,890
KBC Group NV
12,708 1,101,806
Lotus Bakeries NV
21 189,306
Sofina SA
926 228,043
Syensqo SA
3,738 272,674
UCB SA
6,873 1,294,399
(Cost $7,711,523)
7,000,361
Chile — 0.1%
Antofagasta PLC
(Cost $450,609)
20,923 456,241
Denmark — 4.1%
A.P. Moller - Maersk A/S, Class A
170 294,157
A.P. Moller - Maersk A/S, Class B
230 402,296
Carlsberg AS, Class B
5,035 631,288
Coloplast A/S, Class B
6,810 723,687
Danske Bank A/S
37,519 1,259,270
Demant A/S *
4,850 174,589
DSV A/S
11,135 2,235,720
Genmab A/S *
3,433 768,078
Novo Nordisk A/S, Class B
175,302 15,715,209
Novonesis (Novozymes) B, Class
B
19,317 1,167,185
Orsted AS, 144A *
8,725 382,527
Pandora A/S
4,548 801,824
ROCKWOOL A/S, Class B
555 218,469
Tryg A/S
19,532 426,537
Vestas Wind Systems A/S *
54,314 766,055
Zealand Pharma A/S *
3,252 299,899
(Cost $25,676,326)
26,266,790
Finland — 1.5%
Elisa OYJ
8,298 381,676
Fortum OYJ
23,301 364,866
Kesko OYJ, Class B
15,236 288,601
Kone OYJ, Class B
18,757 1,054,601
Metso Corp.
33,101 366,036
Neste OYJ
20,735 184,938
Nokia OYJ
274,764 1,320,955
Nordea Bank Abp
172,828 2,268,829
Orion OYJ, Class B
5,762 323,845
Sampo OYJ, Class A
134,264 1,177,742
Number
of Shares Value $
Stora Enso OYJ, Class R
31,506 338,757
UPM-Kymmene OYJ
29,529 861,982
Wartsila OYJ Abp
26,556 503,437
(Cost $10,885,171)
9,436,265
France — 16.4%
Accor SA
11,090 552,893
Aeroports de Paris SA
1,707 174,685
Air Liquide SA
31,404 5,753,741
Airbus SE
32,339 5,558,717
Alstom SA *
17,872 390,813
Amundi SA, 144A
3,090 220,532
Arkema SA
2,883 237,460
AXA SA
96,583 3,751,129
BioMerieux
2,291 274,494
BNP Paribas SA
55,490 4,194,009
Bollore SE
36,567 220,769
Bouygues SA
9,809 336,194
Bureau Veritas SA
16,639 499,863
Capgemini SE
8,348 1,291,609
Carrefour SA
29,977 398,193
Cie de Saint-Gobain SA
24,266 2,434,669
Cie Generale des Etablissements
Michelin SCA
36,859 1,306,131
Covivio SA REIT
3,262 177,990
Credit Agricole SA
57,977 962,881
Danone SA
35,093 2,506,761
Dassault Aviation SA
1,086 277,585
Dassault Systemes SE
36,270 1,428,986
Edenred SE
13,432 427,346
Eiffage SA
3,666 367,287
Engie SA
98,385 1,759,509
EssilorLuxottica SA
16,197 4,820,483
Eurazeo SE
2,474 195,175
Gecina SA REIT
2,608 244,975
Getlink SE
15,794 261,651
Hermes International SCA
1,725 4,897,668
Ipsen SA
1,841 212,365
Kering SA
4,107 1,154,994
Klepierre SA REIT
11,172 355,791
La Francaise des Jeux SAEM,
144A
4,908 187,157
Legrand SA
14,096 1,543,404
L'Oreal SA
13,099 4,796,653
LVMH Moet Hennessy Louis
Vuitton SE
14,977 10,796,241
Orange SA
101,603 1,216,819
Pernod Ricard SA
11,094 1,188,239
Publicis Groupe SA
12,307 1,219,217
Renault SA
10,220 528,390
Rexel SA
11,621 314,154
Safran SA
19,689 5,108,140
Sanofi SA
61,900 6,701,163

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Sartorius Stedim Biotech
1,682 347,220
Schneider Electric SE
29,837 7,241,085
Societe Generale SA
39,574 1,613,553
Sodexo SA
4,585 352,200
Teleperformance SE
2,912 279,904
Thales SA
4,956 985,293
TotalEnergies SE
117,744 7,057,352
Unibail-Rodamco-Westfield
REIT *
6,730 569,121
Veolia Environnement SA
38,297 1,142,560
Vinci SA
27,015 3,113,468
(Cost $97,796,105)
103,948,681
Germany — 13.7%
adidas AG
9,297 2,374,413
Allianz SE
20,987 7,190,919
BASF SE
48,812 2,491,755
Bayer AG
53,951 1,270,990
Bayerische Motoren Werke AG
15,683 1,364,949
Beiersdorf AG
5,517 756,875
Brenntag SE
6,797 449,986
Commerzbank AG
52,707 1,126,865
Continental AG
5,753 412,619
Covestro AG *
9,767 600,816
CTS Eventim AG & Co. KGaA
3,279 359,195
Daimler Truck Holding AG
25,418 1,110,330
Delivery Hero SE, 144A *
9,610 279,330
Deutsche Bank AG (a)
101,678 2,185,984
Deutsche Boerse AG
10,297 2,683,217
Deutsche Lufthansa AG
35,969 257,680
Deutsche Post AG
52,266 2,043,482
Deutsche Telekom AG
189,586 6,834,182
E.ON SE
120,986 1,544,337
Evonik Industries AG
13,218 262,716
Fresenius Medical Care AG
11,211 539,620
Fresenius SE & Co. KGaA *
23,474 936,530
GEA Group AG
8,188 473,106
Hannover Rueck SE
3,358 892,801
Heidelberg Materials AG
7,512 1,131,482
Henkel AG & Co. KGaA
5,908 451,376
Infineon Technologies AG
71,232 2,623,924
Knorr-Bremse AG
3,696 320,143
LEG Immobilien SE
3,830 318,718
Mercedes-Benz Group AG
39,317 2,437,749
Merck KGaA
7,187 1,014,312
MTU Aero Engines AG
2,962 1,026,259
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
7,258 4,115,400
Nemetschek SE
3,280 381,081
Puma SE
6,043 180,727
Rational AG
267 240,274
Rheinmetall AG
2,350 2,453,619
Number
of Shares Value $
RWE AG
34,508 1,085,362
SAP SE
56,819 15,637,102
Scout24 SE, 144A
3,849 376,717
Siemens AG
41,373 9,493,527
Siemens Energy AG *
34,879 1,987,825
Siemens Healthineers AG, 144A
14,885 830,106
Symrise AG
7,003 705,534
Talanx AG
3,521 320,143
Vonovia SE
40,540 1,259,523
Zalando SE, 144A *
12,911 465,415
(Cost $78,173,027)
87,299,015
Hong Kong — 0.2%
Prudential PLC
(Cost $2,520,367)
143,122 1,309,562
Ireland — 1.1%
AerCap Holdings NV
10,618 1,094,716
AIB Group PLC
112,883 788,078
Bank of Ireland Group PLC
55,931 657,947
DCC PLC
5,260 354,647
Experian PLC
50,268 2,380,058
Kerry Group PLC, Class A
8,092 850,336
Kingspan Group PLC
8,667 710,716
(Cost $5,788,634)
6,836,498
Italy — 4.1%
Amplifon SpA
6,210 157,119
Banco BPM SpA
70,091 699,460
BPER Banca SPA
51,341 391,344
Davide Campari-Milano NV
29,809 177,062
DiaSorin SpA
1,192 125,445
Enel SpA
445,551 3,262,617
Eni SpA
115,082 1,653,895
Ferrari NV
6,900 3,220,973
FinecoBank Banca Fineco SpA
34,277 638,608
Generali
50,817 1,673,175
Infrastrutture Wireless Italiane
SpA, 144A
19,072 191,513
Intesa Sanpaolo SpA
818,896 4,020,598
Leonardo SpA
21,962 878,485
Mediobanca Banca di Credito
Finanziario SpA
26,829 477,303
Moncler SpA
12,876 883,160
Nexi SpA, 144A *
24,159 126,810
Poste Italiane SpA, 144A
23,458 377,788
Prysmian SpA
15,207 899,805
Recordati Industria Chimica e
Farmaceutica SpA
6,329 356,501
Snam SpA
112,133 540,777
Telecom Italia SpA *
485,089 136,218
Terna - Rete Elettrica Nazionale
80,836 675,873
UniCredit SpA
75,846 3,981,938

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Unipol Assicurazioni SpA
20,354 302,778
(Cost $20,277,092)
25,849,245
Luxembourg — 0.3%
ArcelorMittal SA
25,287 719,792
CVC Capital Partners PLC, 144A
*
10,975 249,671
Eurofins Scientific SE
7,643 383,024
Tenaris SA
22,438 418,969
(Cost $1,786,554)
1,771,456
Netherlands — 6.9%
ABN AMRO Bank NV, 144A
24,933 470,471
Adyen NV, 144A *
1,200 2,167,481
Aegon Ltd.
69,651 438,573
Akzo Nobel NV
9,016 556,676
Argenx SE *
3,281 2,032,598
ASM International NV
2,529 1,346,359
ASML Holding NV
21,439 15,091,897
ASR Nederland NV
8,978 473,303
BE Semiconductor Industries NV
4,243 468,317
Euronext NV, 144A
4,398 552,947
EXOR NV
5,333 517,813
Ferrovial SE
25,758 1,144,153
Heineken Holding NV
7,337 537,720
Heineken NV
15,698 1,322,287
IMCD NV
3,334 494,050
ING Groep NV
171,008 3,041,263
JDE Peet's NV
9,854 183,997
Koninklijke Ahold Delhaize NV
50,101 1,765,499
Koninklijke KPN NV
214,825 820,084
Koninklijke Philips NV *
43,685 1,136,542
NN Group NV
14,525 734,993
Prosus NV *
74,707 3,254,113
QIAGEN NV *
11,413 436,041
Randstad NV
6,339 254,416
Stellantis NV
110,701 1,419,369
Universal Music Group NV
45,328 1,262,514
Wolters Kluwer NV
12,875 1,971,329
(Cost $42,434,905)
43,894,805
Norway — 0.9%
Aker BP ASA
17,466 360,538
DNB Bank ASA
47,320 1,088,125
Equinor ASA
46,071 1,052,860
Gjensidige Forsikring ASA
10,065 206,245
Kongsberg Gruppen ASA
4,766 577,592
Mowi ASA
25,433 472,834
Norsk Hydro ASA
79,765 468,960
Orkla ASA
40,601 391,833
Salmar ASA
3,686 182,282
Telenor ASA
33,606 435,019
Number
of Shares Value $
Yara International ASA
8,283 235,107
(Cost $5,722,889)
5,471,395
Poland — 0.0%
InPost SA *
(Cost $235,642)
13,219 227,494
Portugal — 0.2%
EDP SA
176,708 570,088
Galp Energia SGPS SA
22,705 374,376
Jeronimo Martins SGPS SA
14,817 319,090
(Cost $1,502,157)
1,263,554
Spain — 4.2%
Acciona SA
1,458 179,529
ACS Actividades de
Construccion y Servicios SA
9,963 536,393
Aena SME SA, 144A
4,146 923,823
Amadeus IT Group SA
24,268 1,830,684
Banco Bilbao Vizcaya Argentaria
SA
311,111 4,139,026
Banco de Sabadell SA
298,299 822,493
Banco Santander SA
822,756 5,310,391
CaixaBank SA
211,432 1,466,873
Cellnex Telecom SA, 144A *
29,364 1,049,068
EDP Renovaveis SA
15,568 138,643
Endesa SA
18,342 407,750
Grifols SA *
18,383 202,519
Iberdrola SA
316,827 4,584,815
Industria de Diseno Textil SA
59,494 3,209,238
Redeia Corp. SA
20,996 376,362
Repsol SA
64,293 821,008
Telefonica SA (b)
218,878 976,556
(Cost $24,294,158)
26,975,171
Sweden — 5.6%
AddTech AB, Class B
14,770 443,905
Alfa Laval AB
15,300 660,052
Assa Abloy AB, Class B
54,023 1,652,235
Atlas Copco AB, Class A
146,200 2,481,453
Atlas Copco AB, Class B
85,726 1,273,497
Beijer Ref AB
22,481 335,114
Boliden AB
14,345 500,945
Epiroc AB, Class A
35,294 687,058
Epiroc AB, Class B
22,564 384,760
EQT AB
20,330 629,324
Essity AB, Class B
32,811 903,536
Evolution AB, 144A
8,748 668,667
Fastighets AB Balder, Class B *
39,347 278,609
H & M Hennes & Mauritz AB,
Class B
30,335 406,125
Hexagon AB, Class B
112,389 1,278,156
Holmen AB, Class B
4,178 164,294
Industrivarden AB, Class A
7,599 286,539
Industrivarden AB, Class C
8,143 306,825

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Indutrade AB
14,060 399,323
Investment AB Latour, Class B
7,397 200,055
Investor AB, Class B
94,236 2,798,522
L E Lundbergforetagen AB,
Class B
3,913 194,794
Lifco AB, Class B
12,081 412,458
Nibe Industrier AB, Class B
87,151 325,710
Saab AB, Class B
18,256 541,808
Sagax AB, Class B
11,746 244,583
Sandvik AB
58,867 1,272,241
Securitas AB, Class B
25,098 363,401
Skandinaviska Enskilda Banken
AB, Class A
86,511 1,387,200
Skanska AB, Class B
18,592 439,974
SKF AB, Class B
18,701 402,605
Spotify Technology SA *
8,380 5,095,124
Svenska Cellulosa AB SCA,
Class B
32,842 449,602
Svenska Handelsbanken AB,
Class A
79,440 994,928
Swedbank AB, Class A
46,837 1,123,608
Swedish Orphan Biovitrum AB *
10,720 314,219
Tele2 AB, Class B
28,413 336,720
Telefonaktiebolaget LM Ericsson,
Class B
150,585 1,232,976
Telia Co. AB
121,383 394,573
Trelleborg AB, Class B
11,808 457,971
Volvo AB, Class B
86,934 2,688,655
(Cost $33,210,921)
35,412,144
Switzerland — 15.5%
ABB Ltd.
86,246 4,614,369
Alcon, Inc.
27,243 2,516,270
Avolta AG *
4,992 225,786
Baloise Holding AG
2,195 422,251
Banque Cantonale Vaudoise
1,527 162,348
Barry Callebaut AG
185 223,528
BKW AG
1,145 201,115
Chocoladefabriken Lindt &
Spruengli AG
6 730,937
Chocoladefabriken Lindt &
Spruengli AG Participation
Certificates
53 668,553
Cie Financiere Richemont SA,
Class A
29,237 5,941,624
Coca-Cola HBC AG *
12,350 521,978
DSM-Firmenich AG
10,200 1,089,840
EMS-Chemie Holding AG
347 242,106
Galderma Group AG *
4,340 528,423
Geberit AG
1,843 1,078,511
Givaudan SA
506 2,274,044
Glencore PLC *
562,179 2,256,918
Helvetia Holding AG
2,006 375,007
Holcim AG *
28,500 3,110,239
Number
of Shares Value $
Julius Baer Group Ltd.
11,567 776,300
Kuehne + Nagel International AG
2,591 595,705
Logitech International SA
8,243 807,001
Lonza Group AG
3,934 2,477,294
Nestle SA
142,478 13,746,811
Novartis AG
107,184 11,592,657
Partners Group Holding AG
1,235 1,809,519
Roche Holding AG
1,791 627,182
Roche Holding AG
38,169 12,647,616
Sandoz Group AG
22,586 989,287
Schindler Holding AG
1,441 422,908
Schindler Holding AG
Participation Certificates
2,143 654,090
SGS SA
8,466 868,212
SIG Group AG *
15,775 312,722
Sika AG
8,359 2,117,175
Sonova Holding AG
2,702 864,808
STMicroelectronics NV
37,327 918,853
Straumann Holding AG
6,179 835,203
Swatch Group AG — Bearer
1,559 302,149
Swiss Life Holding AG
1,560 1,355,876
Swiss Prime Site AG
4,303 496,088
Swiss Re AG
16,381 2,617,840
Swisscom AG
1,448 823,465
Temenos AG
3,151 257,712
UBS Group AG
178,976 6,124,767
VAT Group AG, 144A
1,406 523,815
Zurich Insurance Group AG
7,929 5,212,530
(Cost $88,021,921)
97,961,432
United Kingdom — 21.1%
3i Group PLC
52,854 2,630,814
Admiral Group PLC
14,484 523,809
Anglo American PLC
69,469 2,041,315
Ashtead Group PLC
23,379 1,413,076
Associated British Foods PLC
16,992 405,042
AstraZeneca PLC
84,405 12,706,795
Auto Trader Group PLC, 144A
46,308 451,794
Aviva PLC
149,698 1,025,133
BAE Systems PLC
164,611 2,912,359
Barclays PLC
783,476 3,067,970
Barratt Redrow PLC
71,114 381,702
BP PLC
880,189 4,842,296
British American Tobacco PLC
108,177 4,200,663
BT Group PLC
345,604 694,707
Bunzl PLC
17,496 741,237
Centrica PLC
269,761 507,302
Coca-Cola Europacific Partners
PLC
11,056 953,691
Compass Group PLC
91,507 3,191,909
Croda International PLC
7,404 307,718
Diageo PLC
121,279 3,299,806

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Entain PLC
33,220 311,985
GSK PLC
225,986 4,168,788
Haleon PLC
463,135 2,320,990
Halma PLC
21,360 752,325
Hargreaves Lansdown PLC
21,321 296,223
Hikma Pharmaceuticals PLC
8,791 238,857
HSBC Holdings PLC
972,129 11,416,448
Imperial Brands PLC
44,012 1,547,388
Informa PLC
70,362 760,287
InterContinental Hotels Group
PLC
8,767 1,094,861
Intertek Group PLC
8,569 553,499
J Sainsbury PLC
95,841 311,764
JD Sports Fashion PLC
132,286 129,894
Kingfisher PLC
98,170 304,645
Land Securities Group PLC REIT
39,477 280,320
Legal & General Group PLC
328,981 1,012,631
Lloyds Banking Group PLC
3,320,995 3,048,726
London Stock Exchange Group
PLC
26,078 3,885,578
M&G PLC
118,764 316,116
Marks & Spencer Group PLC
117,054 522,416
Melrose Industries PLC
69,754 562,436
Mondi PLC
26,184 404,300
National Grid PLC
267,301 3,278,321
NatWest Group PLC
416,483 2,508,405
Next PLC
6,210 783,109
Pearson PLC
32,605 558,403
Phoenix Group Holdings PLC
34,845 227,047
Reckitt Benckiser Group PLC
37,168 2,449,891
RELX PLC
101,349 4,867,452
Rentokil Initial PLC
139,993 700,867
Rio Tinto PLC
61,518 3,709,766
Rolls-Royce Holdings PLC *
463,729 4,339,937
Sage Group PLC
54,032 859,781
Schroders PLC
40,491 187,945
Segro PLC REIT
72,458 641,843
Severn Trent PLC
14,087 443,533
Shell PLC
331,342 10,986,722
Smith & Nephew PLC
45,747 662,057
Number
of Shares Value $
Smiths Group PLC
19,516 494,421
Spirax Group PLC
3,839 351,316
SSE PLC
59,362 1,140,980
Standard Chartered PLC
111,688 1,782,848
Tesco PLC
361,885 1,730,728
Unilever PLC
135,154 7,628,361
United Utilities Group PLC
35,489 437,577
Vodafone Group PLC
1,111,198 980,959
Whitbread PLC
10,102 339,793
Wise PLC, Class A *
34,761 433,979
WPP PLC
57,093 462,503
(Cost $128,211,838)
133,528,159
TOTAL COMMON STOCKS
(Cost $576,102,550)
616,641,432
PREFERRED STOCKS — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG
3,194 260,591
Dr Ing hc F Porsche AG, 144A
6,008 351,507
Henkel AG & Co. KGaA
8,932 770,714
Porsche Automobil Holding SE
7,819 304,732
Sartorius AG
1,402 350,356
Volkswagen AG
11,337 1,224,262
(Cost $5,086,255)
3,262,162
SECURITIES LENDING
COLLATERAL — 0.1%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 4.27%
(c)(d)
(Cost $950,000)
950,000 950,000
CASH EQUIVALENTS — 1.9%
DWS Government Money Market
Series "Institutional Shares",
4.30% (c)
(Cost $11,894,478)
11,894,478 11,894,478
TOTAL INVESTMENTS — 99.8%
(Cost $594,033,283)
632,748,072
Other assets and liabilities,
net — 0.2%
1,014,590
NET ASSETS — 100.0%
633,762,662
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

6 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 is as follows:
Value ($) at
5/31/2024
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
2/28/2025
Value ($) at
2/28/2025
COMMON STOCKS — 0.3%
Germany — 0.3%
Deutsche Bank AG (a)
1,534,518 333,814 (166,372) (21,883) 505,907 — — 101,678 2,185,984
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.27% (c)(d)
2,725,326 — (1,775,326) (e) — — 16,528 — 950,000 950,000
CASH EQUIVALENTS — 1.9%
DWS ESG Liquidity Fund “Capital Shares” (f)
701,999 — (701,999) (70) 70 1,543 — — —
DWS Government Money Market Series "Institutional Shares", 4.30% (c)
7,222,795 33,454,958 (28,783,275) — — 299,560 — 11,894,478 11,894,478
12,184,638 33,788,772 (31,426,972) (21,953) 505,977 317,631 — 12,946,156 15,030,462

DBX ETF Trust | 7
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Securities are listed in country of domicile.
At February 28, 2025 the Xtrackers MSCI Europe Hedged Equity ETF had the following sector diversification:
*
Non-income producing security.
(a)
Affiliated issuer. This security is owned in proportion with its representation in the index.
(b) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2025 amounted to $894,608, which is 0.1% of net assets.
(c)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28,
2025.
(f)
Affiliated fund managed by DWS Investment Management Americas, Inc.
REIT: Real Estate Investment Trust
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Securities Lending
Collateral and Cash
Equivalents
Financials
134,306,516 21 .7
Industrials
108,148,079 17 .4
Health Care
94,917,579 15 .3
Consumer Staples
60,945,066 9 .8
Consumer Discretionary
58,910,268 9 .5
Information Technology
45,697,035 7 .4
Materials
35,241,861 5 .7
Energy
28,104,285 4 .5
Communication Services
25,479,679 4 .1
Utilities
23,285,665 3 .8
Real Estate
4,867,561 0 .8
Total
619,903,594 100 .0

8 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
At February 28, 2025, open futures contracts purchased were as follows:
At February 28, 2025, the Fund had the following forward foreign currency contracts outstanding:
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation
(Depreciation) ( $ )
CAC 40 Index
EUR 28 2,386,501 2,359,972 3/21/2025 (26,529)
DAX Index
EUR 2 1,062,003 1,168,679 3/21/2025 106,676
EURO STOXX 50 Index
EUR 35 1,823,042 1,980,924 3/21/2025 157,882
FTSE 100 Index
GBP 30 3,122,841 3,317,272 3/21/2025 194,431
FTSE MIB Index
EUR 3 555,301 602,477 3/21/2025 47,176
IBEX 35 Index
EUR 5 680,629 692,136 3/21/2025 11,507
OMXS30 Index
SEK 27 687,865 683,896 3/21/2025 (3,969)
SMI Index
CHF 14 1,806,082 2,011,429 3/21/2025 205,347
Total net unrealized appreciation
692,521
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
RBC Capital Markets
2/28/2022 EUR 3,223,100 USD 3,386,270 42,085 —
JP Morgan & Chase Co.
3/2/2022 CHF 902,600 USD 1,006,291 6,200 —
JP Morgan & Chase Co.
3/2/2022 DKK 1,945,600 USD 274,090 3,402 —
RBC Capital Markets
3/3/2022 SEK 3,537,500 USD 332,964 4,333 —
JP Morgan & Chase Co.
3/4/2025 CHF 75,364,539 USD 83,257,058 — (247,679)
JP Morgan & Chase Co.
3/4/2025 CHF 902,600 USD 1,000,418 328 —
JP Morgan & Chase Co.
3/4/2025 CHF 6,470,000 USD 7,147,457 — (21,374)
JP Morgan & Chase Co.
3/4/2025 DKK 179,881,742 USD 25,098,085 71,487 —
JP Morgan & Chase Co.
3/4/2025 DKK 1,945,600 USD 271,265 578 —
RBC Capital Markets
3/4/2025 EUR 3,223,100 USD 3,351,278 7,092 —
RBC Capital Markets
3/4/2025 EUR 21,772,000 USD 22,661,473 71,545 —
RBC Capital Markets
3/4/2025 EUR 270,454,496 USD 281,506,349 891,449 —
Bank of America
3/4/2025 GBP 1,184,900 USD 1,501,271 10,798 —
Bank of America
3/4/2025 GBP 6,823,000 USD 8,477,073 — (105,506)
Bank of America
3/4/2025 GBP 1,184,900 USD 1,479,825 — (10,648)
Bank of America
3/4/2025 GBP 100,608,324 USD 125,000,309 — (1,553,828)
Goldman Sachs & Co.
3/4/2025 NOK 55,227,591 USD 4,885,279 — (18,053)
Goldman Sachs & Co.
3/4/2025 NOK 5,270,000 USD 466,163 — (1,730)
RBC Capital Markets
3/4/2025 SEK 296,673,186 USD 26,870,697 — (690,007)
RBC Capital Markets
3/4/2025 SEK 24,061,000 USD 2,179,256 — (55,992)
RBC Capital Markets
3/4/2025 SEK 3,537,500 USD 323,241 — (5,390)
The Bank of New York Mellon
3/4/2025 USD 92,701,290 CHF 83,639,739 — (27,541)
JP Morgan & Chase Co.
3/4/2025 USD 486,257 DKK 3,485,000 — (1,395)
The Bank of New York Mellon
3/4/2025 USD 25,141,606 DKK 180,287,942 — (58,494)
Morgan Stanley Capital
3/4/2025 USD 310,619,604 EUR 298,672,696 — (726,406)
RBC Capital Markets
3/4/2025 USD 138,256,085 GBP 109,801,124 — (138,423)
Goldman Sachs & Co.
3/4/2025 USD 5,380,672 NOK 60,497,591 — (9,447)
Morgan Stanley Capital
3/4/2025 USD 30,535,744 SEK 327,809,186 — (82,531)
RBC Capital Markets
4/2/2025 CHF 2,221,000 USD 2,469,814 366 —
The Bank of New York Mellon
4/2/2025 CHF 83,639,739 USD 93,011,586 15,654 —
RBC Capital Markets
4/2/2025 DKK 10,743,000 USD 1,500,619 3,343 —

DBX ETF Trust | 9
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
The Bank of New York Mellon
4/2/2025 DKK 180,287,942 USD 25,183,749 56,614 —
Morgan Stanley Capital
4/2/2025 EUR 10,963,000 USD 11,416,819 24,546 —
Morgan Stanley Capital
4/2/2025 EUR 298,672,696 USD 311,075,826 708,137 —
RBC Capital Markets
4/2/2025 GBP 1,560,000 USD 1,964,120 1,944 —
RBC Capital Markets
4/2/2025 GBP 109,801,124 USD 138,247,521 139,153 —
Goldman Sachs & Co.
4/2/2025 NOK 1,345,000 USD 119,626 208 —
Goldman Sachs & Co.
4/2/2025 NOK 60,497,591 USD 5,380,737 9,357 —
Morgan Stanley Capital
4/2/2025 SEK 4,275,000 USD 398,933 1,054 —
Morgan Stanley Capital
4/2/2025 SEK 327,809,186 USD 30,590,194 80,643 —
Total unrealized appreciation (depreciation)
2,150,316 (3,754,444)
CHF Swiss Franc
DKK Danish Krone
EUR Euro
GBP Pound Sterling
NOK Norwegian Krone
SEK Swedish Krona
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 616,641,432 $ — $ — $ 616,641,432
Preferred Stocks
3,262,162 — — 3,262,162
Short-Term Investments (a)
12,844,478 — — 12,844,478
Derivatives (b)
Forward Foreign Currency Contracts
— 2,150,316 — 2,150,316
Futures Contracts
723,019 — — 723,019
TOTAL
$ 633,471,091 $ 2,150,316 $ — $ 635,621,407
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Forward Foreign Currency Contracts
$ — $ (3,754,444) $ — $ (3,754,444)
Futures Contracts
(30,498) — — (30,498)
TOTAL
$ (30,498) $ (3,754,444) $ — $ (3,784,942)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

10 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DBEU-PH3
R-089711-2 (5/25) DBX006037 (5/25)